INCOME TAX (EXPENSE) CREDIT - Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX (EXPENSE) CREDIT
Current tax	$ (15,299)	$ (4,906)	$ (10,976)
Deferred tax	8,014	11,436	9,699
Total income tax (expense) credit	$ (7,285)	$ 6,530	$ (1,277)